LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2018	Aug. 31, 2014
Liabilities for assets acquisitions
Assets acquisition	R$ 76,286	R$ 78,345
Business combination transaction	581,849	463,270
Liabilities for assets acquisitions and Business combination transaction	658,135	541,615
Total current liabilities	127,721	94,414
Total non-current liabilities	530,414	447,201
VFFIP
Liabilities for assets acquisitions
Business combination transaction	538,897	420,737
Consideration paid				R$ 528,941
Cash transferred				R$ 44,998
Facepa
Liabilities for assets acquisitions
Business combination transaction	42,952	42,533
Consideration paid			R$ 307,876
Cash transferred			R$ 267,876
Lands and forests | Real Estate Receivables Certificates
Liabilities for assets acquisitions
Assets acquisition	R$ 76,286	R$ 78,345